Fair Value of Financial Instruments Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Notes Payable, Fair Value Disclosure	$ 599.5	$ 561.0